Registration No. 333-59406
--------------------------------------------------------------------------



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                       ----------------------------------
                                    FORM N-3


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               | |


           Pre-Effective Amendment No. __                             | |

           Post-Effective Amendment No. 4                             |X|


                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       | |

           Amendment No. __                                           | |


                     ---------------------------------------
            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Name of Insurance Company)
              1290 Avenue of the Americas, New York, New York 10104
          (Address of Insurance Company's Principal Executive Offices)

    Insurance Company's Telephone Number, including Area Code: (212) 554-1234
                     ---------------------------------------


                                ROBIN WAGNER
                           Vice President and Counsel
            The Equitable Life Assurance Society of the United States
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)
                     ---------------------------------------


                  Please send copies of all communications to:
                               PETER E. PANARITES
                                Foley & Lardner
                               Washington Harbour
                   3000 K Street, N.W., Washington, D.C. 20036
                     ---------------------------------------

        Approximate Date of Proposed Public Offering: Continuous.

        It is proposed that this filing will become effective (check appropriate box):


[X]     immediately upon filing pursuant to paragraph (b) of Rule 485.

[ ]     On (date) pursuant to paragraph (b) of Rule 485.

[ ]     60 days after filing pursuant to paragraph (a) of Rule 485.

[ ]     On (date) pursuant to paragraph (b)(1) of of Rule 485.

If appropriate, check the following box:

[ ]     This post-effective amendment designates a new effective date for previously filed post-effective amendment.


Title of Securities Being Registered:

    Units of interest in Separate Accounts under variable annuity contracts.

                                      NOTE

This Post Effective Amendment No. 4 ("PEA") to the Form N-3 Registration Statement No. 333-59406 ("Registration Statement") of The Equitable Life Assurance Society of the United States ("Equitable Life") and its Separate Account Nos. 3, 4, 10, 13 is being filed solely for the purpose of including in the Registration Statement the additions/modifications reflected in the supplement, including the related exhibit (incorporated by reference herein), and updating information in Item 30 to the Part C. The PEA does not amend or delete the currently effective Prospectus or Statement of Additional Information or supplements to Prospectus, or any other part of the Registration Statement except as specifically noted herein.

The Equitable Life Assurance Society of the United States

SUPPLEMENT DATED AUGUST 15, 2003 TO THE MAY 1, 2003 PROSPECTUSES FOR:

Variable Immediate Annuity
Retirement Investment Account(SM)
Equitable 300+ Series
--------------------------------------------------------------------------------

This supplement modifies certain information in the above-referenced Prospectuses, Supplements to Prospectuses and Statements of Additional Information ("SAIs"), dated May 1, 2003 as previously supplemented (together, the "Prospectuses"). Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. Please note that only the changes relating to AXA Premier VIP High Yield Portfolio (formerly EQ/High Yield Portfolio) apply to Retirement Investment Account(SM) ("RIA") contracts, as the other investment options are not available under the RIA contract. In addition, no other funds under the RIA contract (including the Alliance Balanced Fund (SA No. 10) and the Alliance Aggressive Stock Fund (SA No. 3) have been changed.

The terms and section headings we use in this supplement have the same meaning as in the Prospectuses. You should keep this supplement with your Prospectuses. We will send you another copy of any Prospectus without charge upon request


CHANGES TO VARIABLE INVESTMENT OPTIONS, NEW VARIABLE INVESTMENT OPTIONS AND ADDITIONAL TRUST

1. A reference to the AXA Premier VIP Trust is added following each reference to the EQ Advisors Trust on the first page of each Prospectus.

2. In "Contract features and benefits" under "Portfolios of the Trusts," the following is added after the first paragraph:

     Certain EQ Advisors Trust portfolios available through variable investment options under your contract were the subject of a plan of reorganization pursuant to which all of the assets and liabilities of each affected portfolio were transferred to a newly created portfolio of the AXA Premier VIP Trust. The transactions were effective on or about August 15, 2003, pursuant to a shareholder vote. The affected portfolios are the AXA Premier VIP Aggressive Equity Portfolio (formerly EQ/Aggressive Stock), AXA Premier VIP High Yield Portfolio (formerly EQ/High Yield) and the AXA Moderate Allocation Portfolio (formerly EQ/Balanced). Information about these portfolios is set forth below. The names of the corresponding variable investment options have been changed to reflect the new portfolio names.

     The AXA Moderate Allocation Portfolio invests in shares of other portfolios of the EQ Advisors Trust and AXA Premier VIP Trust (the "underlying portfolios"). Therefore, the AXA Moderate Allocation Portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the underlying portfolios, and the investment return of each AXA Moderate Allocation Portfolio will be reduced by the underlying portfolios' expenses. The anticipated range of expenses expected to be incurred in connection with the AXA Moderate Allocation Portfolio's investments in underlying portfolios is set forth in the AXA Premier VIP Trust prospectus.

3. All references in the prospectuses to the EQ/Aggressive Stock, EQ/High Yield and EQ/Balanced Portfolios and variable investment options are changed to the AXA Premier VIP Aggressive Equity, AXA Premier VIP High Yield and AXA Moderate Allocation Portfolios and variable investment options, respectively.

4. In "Contract features and benefits" under "Portfolios of the Trusts," the following information regarding AXA Premier VIP Aggressive Equity (formerly EQ/Aggressive Stock), AXA Premier VIP High Yield (formerly EQ/High Yield) and AXA Moderate Allocation (formerly EQ/Balanced) replaces the information in the chart in the prospectus with respect to such Portfolios:

-----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                       Objective                                                 Adviser(s)*
-----------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation             Seeks long-term capital appreciation and current income     o Equitable Life
 (formerly EQ/Balanced)
-----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield          Seeks to achieve high total return through a combination    o Alliance Capital Management L.P.
 (formerly EQ/High Yield)           of current income and capital appreciation                  o Pacific Investment Management
                                                                                                  Company LLC (PIMCO)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                        x00594

-----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                       Objective                                                 Adviser(s)*
-----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Aggressive Equity   Seeks long-term growth of capital                           o Alliance Capital Management L.P.
 (formerly EQ/Aggressive Stock)                                                                 o MFS Investment Management
                                                                                                o Marsico Capital Management, LLC
                                                                                                o Provident Investment Counsel, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

* Equitable Life serves as the investment manager for each Portfolio. The Advisers indicated are those that make the investment decisions for each Portfolio.

5. In "More information," the heading and section entitled "About EQ Advisors Trust" is deleted in its entirety and replaced with the following:


     ABOUT THE TRUSTS

     EQ Advisors Trust and AXA Premier VIP Trust are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio. Equitable Life serves as the investment manager of the Trusts. As such, Equitable Life oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers.

     The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on Trust shares are reinvested in full. The Board of Trustees of each Trust may establish additional Portfolios or eliminate existing Portfolios at any time. More detailed information about each Trust, its Portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan relating to class 1B or B shares and other aspects of its operations, appears in the prospectuses for each Trust, which accompany this prospectus, or in their respective SAIs which are available upon request.
























            The Equitable Life Assurance Society of the United States
                           1290 Avenue of the Americas
                               New York, NY 10104
                                 (212) 554-1234


   Copyright 2003. The Equitable Life Assurance Society of the United States.
                              All Rights reserved.
    Retirement Investment Account(SM) is a servicemark of The Equitable Life
                     Assurance Society of the United States.

                                     PART C

                                OTHER INFORMATION
                                -----------------

This Part C is amended solely for the purpose of including the exhibit noted below and updating information in Item 30. No amendment or deletion is made of any of the other information set forth under the Part C items as provided in the N-3 Registration Statement File No. 333-59406.


Item 24.   EXHIBITS

           Exhibits No.

           4.(g) Form of Participation Agreement among AXA Premier VIP Trust, The Equitable Life Assurance Society of the United States, Equitable Distributors, Inc., AXA Distributors LLC, and AXA Advisors, LLC, incorporated by reference to Exhibit No. 8(b) to Registration Statement File No. 333-60730, filed on December 5, 2001.

Item 30.      Persons Controlled by or Under Common Control with the Insurance
              ------------------------------------------------------------------
              Company or Registrant
              ---------------------

Separate Account Nos. 3, 4, 10, 13 and 66 of The Equitable Life Assurance Society of the United States (the "Separate Accounts") are separate accounts of Equitable. Equitable, a New York stock life insurance company is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), (formerly The Equitable Companies Incorporated).

              AXA owns 100% of the Holding Company's outstanding common stock plus convertible preferred stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable life. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                          Consolidated companies as at
                               December 31, 2002




                                   AXA GROUP
                 CONSOLIDATED COMPANIES AS AT DECEMBER 31, 2002


------------------------------------------------------------------------------------------------------------------------------------
ACTIVITY              COUNTRY          CONSOLIDATED COMPANY                    SHAREHOLDERS                              OWNERSHIP
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES    BELGIUM          IPPA VASTGOED                           AXA HOLDINGS BELGIUM                           100.00
  & REAL ESTATE
FINANCIAL SERVICES    BELGIUM          AXA INVESTMENT MANAGERS BENELUX         AXA ASSET MANAGEMENT LIMITED                     0.01
  & REAL ESTATE
FINANCIAL SERVICES    BELGIUM          AXA INVESTMENT MANAGERS BENELUX         AXA INVESTMENT MANAGERS SA                      99.99
  & REAL ESTATE
FINANCIAL SERVICES    BELGIUM          ROYALE BELGE INVESTISSEMENT             AXA HOLDINGS BELGIUM                             0.00
  & REAL ESTATE
FINANCIAL SERVICES    BELGIUM          AXA BANK BELGIUM                        AXA HOLDINGS BELGIUM                           100.00
  & REAL ESTATE
FINANCIAL SERVICES    BELGIUM          AXA REAL ESTATE INVESMENT MANAGERS      AXA BANK BELGIUM                                 0.10
  & REAL ESTATE                          BENELUX
FINANCIAL SERVICES    BELGIUM          AXA REAL ESTATE INVESMENT MANAGERS      AXA REAL ESTATE INVESMENT                       99.90
  & REAL ESTATE                          BENELUX                                 MANAGERS SA
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGEMENT PRIVATE       AXA INVESTMENT MANAGERS SA                      99.93
  & REAL ESTATE                          EQUITY SA
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGEMENT PRIVATE       AXA INVESTMENT MANAGERS PARIS                    0.01
  & REAL ESTATE                          EQUITY SA
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT PRIVATE EQUITY           AXA INVESTMENT MANAGEMENT PRIVATE              100.00
  & REAL ESTATE                          EUROPE SA                               EQUITY SA
FINANCIAL SERVICES    FRANCE           AXA REAL ESTATE MANAGEMENT              AXA REAL ESTATE INVESMENT                       99.96
  & REAL ESTATE                          INVESTMENT MANAGERS France              MANAGERS SA
FINANCIAL SERVICES    FRANCE           AXA REAL ESTATE MANAGEMENT INVEST       AXA INVESTMENT MANAGERS SA                       0.01
  & REAL ESTATE                          MANAGERS France
FINANCIAL SERVICES    FRANCE           AXA ASSET MANAGEMENT PRIVATE EQUITY     AXA INVESTMENT MANAGERS PARIS                    0.01
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA ASSET MANAGEMENT PRIVATE EQUITY     AXA INVESTMENT PRIVATE EQUITY                   85.46
  & REAL ESTATE                                                                  EUROPE SA
FINANCIAL SERVICES    FRANCE           AXA ASSET MANAGEMENT PRIVATE EQUITY     AXA INVESTMENT MANAGERS SA                       0.01
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           COLISEE SURESNES                        JOUR FINANCE                                    20.63
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           COLISEE SURESNES                        COMPAGNIE FINANCIERE DE PARIS                   51.07
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           COLISEE SURESNES                        SOCIETE BEAUJON                                  0.92
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           COLISEE SURESNES                        AXA ASSURANCES IARD                             23.72
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           SOFAPI                                  COMPAGNIE FINANCIERE DE PARIS                  100.00
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           HOLDING SOFFIM                          COMPAGNIE FINANCIERE DE PARIS                  100.00
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           SOFINAD                                 COMPAGNIE FINANCIERE DE PARIS                  100.00
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA CREDIT                              AXA BANQUE                                      65.00
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA BANQUE                              AXA ASSURANCES VIE                              37.38
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA BANQUE                              AXA FRANCE ASSURANCE                            62.62
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           COMPAGNIE FINANCIERE DE PARIS           AXA                                            100.00
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           BANQUE DE MARCHES ET D'ARBITRAGE        AXA ASSURANCES IARD                              8.20
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           BANQUE DE MARCHES ET D'ARBITRAGE        AXA                                             19.51
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA ASSET MANAGEMENT CONSULTANT         AXA INVESTMENT MANAGERS SA                      99.94
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA ASSET MANAGEMENT CONSULTANT         AXA GRANDE ARMEE                                 0.01
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA ASSET MANAGEMENT CONSULTANT         AXA INVESTMENT MANAGERS PARIS                    0.02
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS SA              AXA                                             47.42
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS SA              AXA ROYALE BELGE                                 3.81
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS SA              AXA LEVEN NV                                     1.90
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS SA              AXA UK PLC                                      16.66
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS SA              AXA RE                                           0.73
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS SA              NATIONAL MUTUAL FUND MANAGEMENT VIE              3.68
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS SA              AXA KONZERN AG                                   6.68
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS SA              AXA ASSURANCES IARD                             14.50
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS SA              DIRECT ASSURANCES IARD                           0.18
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           CFP - CREDIT                            COMPAGNIE FINANCIERE DE PARIS                  100.00
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA INVESTMENT MANAGERS PARIS           AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA GESTION FCP                         AXA INVESTMENT MANAGERS PARIS                  100.00
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           GIE AXA GESTION DES ACTIFS              AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA FUNDS MANAGEMENT LUXEMBOURG         AXA INVESTMENT MANAGERS SA                      98.84
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA FUNDS MANAGEMENT LUXEMBOURG         AXA INVESTMENT MANAGERS PARIS                    1.16
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           FONDS IMMOBILIERS PARIS OFFICE          AXA COLLECTIVES                                 15.00
  & REAL ESTATE                          FUNDS


                                  Page 1 de 2

                          Consolidated companies as at
                               December 31, 2002


------------------------------------------------------------------------------------------------------------------------------------
ACTIVITY              COUNTRY          CONSOLIDATED COMPANY                    SHAREHOLDERS                              OWNERSHIP
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES    FRANCE           FONDS IMMOBILIERS PARIS OFFICE          AXA ASSURANCES VIE                              20.00
  & REAL ESTATE                          FUNDS
FINANCIAL SERVICES    FRANCE           FONDS IMMOBILIERS PARIS OFFICE          AXA ASSURANCES IARD                             15.00
  & REAL ESTATE                          FUNDS
FINANCIAL SERVICES    FRANCE           AXA REAL ESTATE INVESMENT               AXA INVESTMENT MANAGERS SA                      99.99
  & REAL ESTATE                          MANAGERS SA
FINANCIAL SERVICES    FRANCE           AXA MULTIMANAGER SA                     AXA MULTIMANAGER LIMITED                        99.98
  & REAL ESTATE
FINANCIAL SERVICES    FRANCE           AXA GESTION INTERESSEMENT               AXA INVESTMENT MANAGERS PARIS                  100.00
  & REAL ESTATE
FINANCIAL SERVICES    GERMANY          AXA INVESTMENT MANAGERS                 AXA INVESTMENT MANAGERS SA                      85.00
  & REAL ESTATE                          DEUTSCHLAND GMBH
FINANCIAL SERVICES    GERMANY          AXA ASSET MANAGEMENT DEUTSCHLAND        AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE                          GMBH
FINANCIAL SERVICES    GERMANY          AXA FUNDS TRUST GMBH                    AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    GERMANY          AXA REAL ESTATE MANAGERS                AXA INVESTMENT IMOBILIEN                       100.00
  & REAL ESTATE                          DEUTSCHLAND
FINANCIAL SERVICES    GERMANY          AXA MERKENS FONDS GMBH                  AXA INVESTMENT IMOBILIEN                       100.00
  & REAL ESTATE
FINANCIAL SERVICES    GERMANY          AXA IMOBILIEN AG                        AXA REAL ESTATE INVESMENT                      100.00
  & REAL ESTATE                                                                  MANAGERS SA
FINANCIAL SERVICES    GERMANY          AXA PRIVATE EQUITY DEUTSCHLAND          AXA INVESTMENT PRIVATE EQUITY                  100.00
  & REAL ESTATE                          GMBH                                    EUROPE SA
FINANCIAL SERVICES    GERMANY          AXA VORSORGEBANK                        AXA KONZERN AG                                 100.00
  & REAL ESTATE
FINANCIAL SERVICES    GERMANY          AXA BAUSPARKASSE AG                     AXA LEBENSVERSICHERING AG                       33.02
  & REAL ESTATE
FINANCIAL SERVICES    GERMANY          AXA BAUSPARKASSE AG                     AXA KONZERN AG                                  66.67
  & REAL ESTATE
FINANCIAL SERVICES    GREAT BRITAIN    AXA INVESTMENTS MANAGERS LIMITED        AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    GREAT BRITAIN    AXA MULTIMANAGER LIMITED                AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    GREAT BRITAIN    AXA INVESTMENT MANAGERS UK              AXA ASSET MANAGEMENT LIMITED                    33.33
  & REAL ESTATE
FINANCIAL SERVICES    GREAT BRITAIN    AXA INVESTMENT MANAGERS UK              AXA INVESTMENT MANAGERS SA                      66.67
  & REAL ESTATE
FINANCIAL SERVICES    GREAT BRITAIN    AXA INVESTMENT MANAGERS AWF             AXA ASSET MANAGEMENT LIMITED                   100.00
  & REAL ESTATE                          SERVICES LIMITED
FINANCIAL SERVICES    GREAT BRITAIN    AXA INVESTMENT MANAGERS DEUTSCHLAND     AXA ASSET MANAGEMENT LIMITED                   100.00
  & REAL ESTATE                          LIMITED
FINANCIAL SERVICES    GREAT BRITAIN    AXA INVESTMENT MANAGERS GLOBAL          AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE                          SERVICES
FINANCIAL SERVICES    GREAT BRITAIN    SUN LIFE GLOBAL MANAGEMENT LIMITED      AXA ASSET MANAGEMENT LIMITED                   100.00
  & REAL ESTATE
FINANCIAL SERVICES    GREAT BRITAIN    AXA ASSET MANAGEMENT LIMITED            AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    GREAT BRITAIN    AXA FUNDS MANAGEMENT UK LIMITED         AXA INVESTMENT MANAGERS UK                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    GREAT BRITAIN    AXA REAL ESTATE INVESMENT               AXA REAL ESTATE INVESMENT                      100.00
  & REAL ESTATE                          MANAGERS LIMITED                        MANAGERS SA
FINANCIAL SERVICES    HONG KONG        AXA ROSENBERG INVESTMENT MANAGERS       AXA ROSENBERG IM ASIA PACIFIC                  100.00
  & REAL ESTATE                          ASIA PACIFIC HONG KONG                  HOLD. LLC
FINANCIAL SERVICES    HONG KONG        AXA INVESTMENT MANAGERS HK SAR          AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    HUNGARY          AXA BIZTOSITO PENSION FUND              AXA NORDSTERN HOLDING                          100.00
  & REAL ESTATE
FINANCIAL SERVICES    IRELAND          AXA INVESTMENT MANAGERS IRELAND         AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    ITALY            AXA INVESTMENT MANAGERS ITALIA          AXA INVESTMENT MANAGERS SA                      99.77
  & REAL ESTATE
FINANCIAL SERVICES    ITALY            AXA INVESTMENT MANAGERS ITALIA          AXA ASSICURAZIONI                                0.23
  & REAL ESTATE
FINANCIAL SERVICES    ITALY            AXA REAL ESTATE INVESMENT               AXA REAL ESTATE INVESMENT                      100.00
  & REAL ESTATE                          MANAGERS ITALIA                         MANAGERS SA
FINANCIAL SERVICES    JAPAN            AXA INVESTMENT MANAGERS TOKYO           AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    JAPAN            AXA ROSENBERG IM                        AXA INVESTMENT MANAGERS ROSENBERG               28.00
  & REAL ESTATE
FINANCIAL SERVICES    JAPAN            AXA ROSENBERG IM                        AXA INVESTMENT MANAGERS SA                      59.99
  & REAL ESTATE
FINANCIAL SERVICES    SINGAPORE        AXA ROSENBERG INVESTMENT MANAGERS       AXA ROSENBERG IM ASIA PACIFIC                  100.00
  & REAL ESTATE                          ASIA PACIFIC SINGAPORE                  HOLD. LLC
FINANCIAL SERVICES    SPAIN            AXA REAL ESTATE INVESMENT               AXA REAL ESTATE INVESMENT                      100.00
  & REAL ESTATE                          MANAGERS IBERICA                        MANAGERS SA
FINANCIAL SERVICES    THE NETHERLANDS  AXA INVESTMENT MANAGERS DEN HAAG        AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE
FINANCIAL SERVICES    UNITED STATES    AXA INVESTMENT MANAGERS ROSE            AXA INVESTMENT MANAGERS SA                      90.00
  & REAL ESTATE
FINANCIAL SERVICES    UNITED STATES    AXA INVESTMENT MANAGERS ROSE            AXA INVESTMENT MANAGERS HOLDING INC.            10.00
  & REAL ESTATE
FINANCIAL SERVICES    UNITED STATES    AXA INVESTMENT MANAGERS NORTH           AXA INVESTMENT MANAGERS ROSE                   100.00
  & REAL ESTATE                          AMERICA
FINANCIAL SERVICES    UNITED STATES    AXA INVESTMENT MANAGER PRIVATE          AXA INVESTMENT MANAGEMENT PRIVATE              100.00
  & REAL ESTATE                          EQUITY US                               EQUITY SA
FINANCIAL SERVICES    UNITED STATES    ALLIANCE CAPITAL MANAGEMENT LLP         AXA FINANCIAL INC.                              25.09
  & REAL ESTATE
FINANCIAL SERVICES    UNITED STATES    ALLIANCE CAPITAL MANAGEMENT LLP         THE EQUITABLE LIFE ASSURANCE                    74.91
  & REAL ESTATE                                                                  SOCIETY
FINANCIAL SERVICES    UNITED STATES    AXA INVESTMENT MANAGERS                 AXA INVESTMENT MANAGERS SA                     100.00
  & REAL ESTATE                          HOLDING INC.
FINANCIAL SERVICES    UNITED STATES    AXA ROSENBERG LLC                       AXA INVESTMENT MANAGERS ROSE                    75.00
  & REAL ESTATE
FINANCIAL SERVICES    UNITED STATES    AXA INVESTMENT MANAGERS                 AXA ASSET MANAGEMENT LIMITED                   100.00
  & REAL ESTATE                          & ADVISOR LIMITED
FINANCIAL SERVICES    UNITED STATES    AXA ROSENBERG INVESTMENT MANAGERS       AXA ROSENBERG LLC                               80.40
  & REAL ESTATE                          ASIA PACIFIC HOLD. LLC
FINANCIAL SERVICES    UNITED STATES    AXA ROSENBERG INVESTMENT MANAGERS       AXA INVESTMENT MANAGERS SA                      19.60
  & REAL ESTATE                          ASIA PACIFIC HOLD. LLC
FINANCIAL SERVICES    UNITED STATES    AXA ALTERNATIVE ADVISORS INC            AXA INVESTMENT MANAGERS SA                     100.00


                                  Page 2 de 2

------------------------------------------------------------------------------------------------------------------------------------
ACTIVITY                  COUNTRY         CONSOLIDATED COMPANY                     SHAREHOLDERS                            OWNERSHIP
------------------------------------------------------------------------------------------------------------------------------------
INSURANCE & REINSURANCE   AUSTRALIA       NATIONAL MUTUAL FUND MANAGEMENT          AXA ASIA PACIFIC HOLDINGS LIMITED          100.00
INSURANCE & REINSURANCE   AUSTRALIA       NATIONAL MUTUAL FINANCIAL SERVICES       AXA ASIA PACIFIC HOLDINGS LIMITED          100.00
INSURANCE & REINSURANCE   AUSTRALIA       NATIONAL MUTUAL INTERNATIONAL            AXA ASIA PACIFIC HOLDINGS LIMITED          100.00
INSURANCE & REINSURANCE   AUSTRIA         AXA NORDSTERN LEBEN                      AXA NORDSTERN HOLDING                      100.00
INSURANCE & REINSURANCE   AUSTRIA         AXA NORDSTERN VERSICHERUNG               AXA NORDSTERN HOLDING                      100.00
INSURANCE & REINSURANCE   BELGIUM         ARDENNE PREVOYANTE                       AXA BELGIUM                                  0.05
INSURANCE & REINSURANCE   BELGIUM         ARDENNE PREVOYANTE                       AXA HOLDINGS BELGIUM                        99.95
INSURANCE & REINSURANCE   BELGIUM         AXA BELGIUM                              UAB                                          0.42
INSURANCE & REINSURANCE   BELGIUM         AXA BELGIUM                              AXA HOLDINGS BELGIUM                        99.58
INSURANCE & REINSURANCE   BELGIUM         UAB                                      AXA HOLDINGS BELGIUM                       100.00
INSURANCE & REINSURANCE   BELGIUM         ASSURANCES DE LA POSTE VIE               AXA HOLDINGS BELGIUM                        50.00
INSURANCE & REINSURANCE   BELGIUM         ASSURANCES DE LA POSTE                   AXA HOLDINGS BELGIUM                        50.00
INSURANCE & REINSURANCE   CANADA          AXA CANADA                               AXA                                        100.00
INSURANCE & REINSURANCE   CANADA          ACS CANADA VIE                           AXA RE                                     100.00
INSURANCE & REINSURANCE   CANADA          ACS CANADA NON VIE                       AXA RE                                     100.00
INSURANCE & REINSURANCE   CANADA          AXA CS ASSURANCE CANADA                  AXA CORPORATE SOLUTION ASSURANCE           100.00
INSURANCE & REINSURANCE   CANADA          AXA CANADA ADP                           AXA CANADA                                 100.00
INSURANCE & REINSURANCE   FRANCE          AXA FRANCE IARD                          AXA FRANCE ASSURANCE                        99.92
INSURANCE & REINSURANCE   FRANCE          AXA CORPORATE SOLUTION ASSURANCE         AXA RE                                      98.49
INSURANCE & REINSURANCE   FRANCE          ARGOVIE                                  AXA FRANCE VIE                              94.03
INSURANCE & REINSURANCE   FRANCE          AXA FRANCE VIE                           AXA COLLECTIVES                              8.35
INSURANCE & REINSURANCE   FRANCE          AXA FRANCE VIE                           AXA FRANCE ASSURANCE                        91.65
INSURANCE & REINSURANCE   FRANCE          AXA RE FINANCE                           AXA RE                                      79.00
INSURANCE & REINSURANCE   FRANCE          COMPAGNIE GENERALE REASSURANCE           AXA RE                                      99.99
                                            MONTE-CARLO
INSURANCE & REINSURANCE   FRANCE          NATIO ASSURANCES                         AXA FRANCE IARD                             50.00
INSURANCE & REINSURANCE   FRANCE          NSM VIE                                  AXA FRANCE ASSURANCE                        39.93
INSURANCE & REINSURANCE   FRANCE          AXA COLLECTIVES                          AXA FRANCE ASSURANCE                        95.71
INSURANCE & REINSURANCE   FRANCE          AXA COLLECTIVES                          AXA FRANCE IARD                              3.69
INSURANCE & REINSURANCE   FRANCE          AXA RE                                   AXA COLLECTIVES                              0.02
INSURANCE & REINSURANCE   FRANCE          AXA RE                                   AXA FRANCE ASSURANCE                         0.10
INSURANCE & REINSURANCE   FRANCE          AXA RE                                   AXA ASSURANCES IARD                          4.90
INSURANCE & REINSURANCE   FRANCE          AXA RE                                   AXA                                         94.99
INSURANCE & REINSURANCE   FRANCE          DIRECT ASSURANCES IARD                   AXA FRANCE ASSURANCE                       100.00
INSURANCE & REINSURANCE   FRANCE          JURIDICA                                 AXA FRANCE ASSURANCE                        98.51
INSURANCE & REINSURANCE   FRANCE          SAINT GEORGES RE                         AXA                                        100.00
INSURANCE & REINSURANCE   FRANCE          AXA CESSIONS                             AXA RE                                     100.00
INSURANCE & REINSURANCE   FRANCE          SPS RE                                   AXA RE                                      69.95
INSURANCE & REINSURANCE   FRANCE          NSM VIE                                  AXA ASSURANCES IARD                          0.14
INSURANCE & REINSURANCE   FRANCE          AXA ASSISTANCE                           AXA                                        100.00
INSURANCE & REINSURANCE   GERMANY         AXA VERSICHERUNG AG                      AXA KONZERN AG                              74.41
INSURANCE & REINSURANCE   GERMANY         AXA VERSICHERUNG AG                      GRE CONTINENTAL EUROPE HOLDING GMBH         25.59
INSURANCE & REINSURANCE   GERMANY         AXA LEBEN                                AXA VERSICHERUNG AG                         52.19
INSURANCE & REINSURANCE   GERMANY         AXA LEBEN                                AXA KONZERN AG                              47.81
INSURANCE & REINSURANCE   GERMANY         AXA KRANKENVERSICHERUNG AG               AXA KONZERN AG                              52.69
INSURANCE & REINSURANCE   GERMANY         AXA KRANKENVERSICHERUNG AG               AXA LEBEN                                   35.32
INSURANCE & REINSURANCE   GERMANY         AXA KRANKENVERSICHERUNG AG               DEUTSCHE AERZTEVERSICHERUNG                 11.41
INSURANCE & REINSURANCE   GERMANY         AXA NORDSTERN ART                        AXA KONZERN AG                             100.00
INSURANCE & REINSURANCE   GERMANY         DEUTSCHE AERZTEVERSICHERUNG AG           AXA KONZERN AG                              97.87
INSURANCE & REINSURANCE   GERMANY         PRO BAV PENSIONSKASSE                    AXA KONZERN AG                             100.00


                                  Page 1 de 3

------------------------------------------------------------------------------------------------------------------------------------
ACTIVITY                  COUNTRY         CONSOLIDATED COMPANY                     SHAREHOLDERS                            OWNERSHIP
------------------------------------------------------------------------------------------------------------------------------------
INSURANCE & REINSURANCE   GERMANY         ACS ASSURANCE ALLEMAGNE                  AXA CORPORATE SOLUTION ASSURANCE           100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   AXA UK HOLDING PLC                       AXA RE                                     100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   PPP GROUP PLC                            GUARDIAN ROYAL EXCHANGE PLC                100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   PPP HEALTHCARE PROFESSIONAL SERVICES     AXA INSURANCE UK                           100.00
                                            LIMITED
INSURANCE & REINSURANCE   GREAT BRITAIN   AXA SUN LIFE PLC                         AXA UK PLC                                 100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   ROYAL EXCHANGE ASSURANCE PLC             GUARDIAN ROYAL EXCHANGE PLC                100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   AXA INSURANCE UK DISCONTINUED BUSINESS   AXA INSURANCE UK                           100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   AXA REINSURANCE UK PLC - INSURANCE       AXA REINSURANCE UK PLC - REINSURANCE       100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   ACS ASSURANCES UK BRANCH - REINSURANCE   ACS ASSURANCE UK BRANCH - INSURANCE        100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   ACS ASSURANCE UK BRANCH - INSURANCE      AXA CORPORATE SOLUTION ASSURANCE           100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   AXA UK PLC                               AXA                                        100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   AXA GLOBAL RISKS (U.K.) LIMITED          AXA RE                                     100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   ENGLISH & SCOTTISH                       AXA UK                                     100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   AXA REINSURANCE UK PLC - REINSURANCE     AXA UK HOLDING PLC                         100.00
INSURANCE & REINSURANCE   GREAT BRITAIN   AXA INSURANCE UK                         GUARDIAN ROYAL EXCHANGE PLC                100.00
INSURANCE & REINSURANCE   HONG KONG       AXA GENERAL INSURANCE HK                 AXA                                        100.00
INSURANCE & REINSURANCE   HONG KONG       AXA INSURANCE HONG-KONG                  AXA INSURANCE INVESTMENT HOLDING            82.50
INSURANCE & REINSURANCE   HONG KONG       AXA INSURANCE HONG-KONG                  AXA                                         17.50
INSURANCE & REINSURANCE   HONG KONG       AXA CHINA REGION LIMITED                 NATIONAL MUTUAL INTERNATIONAL              100.00
INSURANCE & REINSURANCE   HUNGARY         AXA BIZTOSITO                            AXA KONZERN AG                             100.00
INSURANCE & REINSURANCE   IRELAND         GUARDIAN PMPA GROUP LIMITED              GUARDIAN ROYAL EXCHANGE PLC                100.00
INSURANCE & REINSURANCE   ITALY           AXA INTERLIFE                            AXA ITALIA S.P.A                           100.00
INSURANCE & REINSURANCE   ITALY           UAP VITA                                 AXA ITALIA S.P.A                           100.00
INSURANCE & REINSURANCE   ITALY           AXA ASSICURAZIONI                        AXA ITALIA S.P.A                            98.12
INSURANCE & REINSURANCE   ITALY           AXA ASSICURAZIONI                        AXA COLLECTIVES                              1.88
INSURANCE & REINSURANCE   JAPAN           AXA GROUP LIFE JAPAN                     AXA INSURANCE HOLDING JAPAN                100.00
INSURANCE & REINSURANCE   JAPAN           AXA LIFE JAPAN                           AXA INSURANCE HOLDING JAPAN                100.00
INSURANCE & REINSURANCE   JAPAN           AXA NON LIFE INSURANCE CO LIMITED        AXA                                        100.00
INSURANCE & REINSURANCE   LUXEMBOURG      AXA ASSURANCE VIE LUXEMBOURG             AXA LUXEMBOURG SA                          100.00
INSURANCE & REINSURANCE   LUXEMBOURG      AXA ASSURANCES LUXEMBOURG                AXA LUXEMBOURG SA                          100.00
INSURANCE & REINSURANCE   LUXEMBOURG      FUTUR RE                                 AXA CORPORATE SOLUTION ASSURANCE           100.00
INSURANCE & REINSURANCE   LUXEMBOURG      CREALUX                                  AXA HOLDINGS BELGIUM                       100.00
INSURANCE & REINSURANCE   MOROCCO         AXA ASSURANCE MAROC                      AXA ONA                                    100.00
INSURANCE & REINSURANCE   MOROCCO         EPARGNE CROISSANCE                       AXA ASSURANCE MAROC                         99.59
INSURANCE & REINSURANCE   PORTUGAL        AXA PORTUGAL COMPANHIA DE SEGUROS        AXA ASSURANCES VIE                          87.63
                                            VIDA SA
INSURANCE & REINSURANCE   PORTUGAL        AXA PORTUGAL COMPANHIA DE SEGUROS        AXA                                          7.46
                                            VIDA SA
INSURANCE & REINSURANCE   PORTUGAL        AXA PORTUGAL COMPANHIA DE SEGUROS        AXA ASSURANCES VIE                           5.37
INSURANCE & REINSURANCE   PORTUGAL        AXA PORTUGAL COMPANHIA DE SEGUROS        AXA                                         83.01
INSURANCE & REINSURANCE   PORTUGAL        AXA PORTUGAL COMPANHIA DE SEGUROS        AXA PORTUGAL SEGUROS VIDA                    2.15
INSURANCE & REINSURANCE   PORTUGAL        AXA PORTUGAL COMPANHIA DE SEGUROS        AXA CORPORATE SOLUTION ASSURANCE             9.07
INSURANCE & REINSURANCE   SINGAPORE       AXA LIFE SINGAPOUR                       NATIONAL MUTUAL INTERNATIONAL              100.00
INSURANCE & REINSURANCE   SINGAPORE       AXA INSURANCE SINGAPORE                  AXA INSURANCE INVESTMENT HOLDING            74.23
INSURANCE & REINSURANCE   SINGAPORE       AXA INSURANCE SINGAPORE                  AXA                                         25.77
INSURANCE & REINSURANCE   SINGAPORE       AXA CORPORATE SOLUTIONS ASIA PACIFIC     AXA RE                                     100.00
                                            PRIVATE LIMITED
INSURANCE & REINSURANCE   SPAIN           AXA AURORA VIDA DE SEGUROS Y             AXA AURORA                                  99.68
                                            REASEGUROS
INSURANCE & REINSURANCE   SPAIN           AXA AURORA VIDA SA                       AXA                                          1.45
INSURANCE & REINSURANCE   SPAIN           AXA AURORA VIDA SA                       AXA AURORA IBERICA                          98.51
INSURANCE & REINSURANCE   SPAIN           AYUDA LEGAL SA DE SEGUROS Y REASEGUROS   AXA AURORA IBERICA                          88.00
INSURANCE & REINSURANCE   SPAIN           AYUDA LEGAL SA DE SEGUROS Y REASEGUROS   AXA AURORA VIDA                             12.00


                                  Page 2 de 3

------------------------------------------------------------------------------------------------------------------------------------
ACTIVITY                  COUNTRY         CONSOLIDATED COMPANY                     SHAREHOLDERS                            OWNERSHIP
------------------------------------------------------------------------------------------------------------------------------------
INSURANCE & REINSURANCE   SPAIN           AXA AURORA IBERICA                       AXA AURORA                                  99.68
INSURANCE & REINSURANCE   SPAIN           HILO DIRECT SA DE SEGUROS Y REASEGUROS   AXA AURORA                                  50.00
INSURANCE & REINSURANCE   SWITZERLAND     AXA COMPAGNIE D'ASSURANCE SUR LA VIE     AXA COMPAGNIE D'ASSURANCES                   5.00
INSURANCE & REINSURANCE   SWITZERLAND     AXA COMPAGNIE D'ASSURANCE SUR LA VIE     AXA                                         95.00
INSURANCE & REINSURANCE   SWITZERLAND     AXA COMPAGNIE D'ASSURANCES               AXA                                        100.00
INSURANCE & REINSURANCE   THE NETHERLANDS AXA ZORG NV                              AXA VERZEKERINGEN BV                       100.00
INSURANCE & REINSURANCE   THE NETHERLANDS AXA SCHADE                               AXA VERZEKERINGEN BV                       100.00
INSURANCE & REINSURANCE   THE NETHERLANDS UNIROBE GROEP                            AXA NEDERLAND BV                           100.00
INSURANCE & REINSURANCE   THE NETHERLANDS AXA LEVEN NV                             AXA VERZEKERINGEN BV                       100.00
INSURANCE & REINSURANCE   TURKEY          AXA OYAK SIGORTA                         AXA OYAK HOLDING AS                         70.91
INSURANCE & REINSURANCE   TURKEY          AXA OYAK HAYAT SIGORTA                   AXA OYAK HOLDING AS                        100.00
INSURANCE & REINSURANCE   UNITED STATES   AXA AMERICA CORPORATE SOLUTIONS, INC     AXA RE                                     100.00
INSURANCE & REINSURANCE   UNITED STATES   AXA CORPORATE SOLUTION INSURANCE CO      AXA CORPORATE SOLUTIONS REINSURANCE CY     100.00
INSURANCE & REINSURANCE   UNITED STATES   AXA RE AMERICA INSURANCE COMPANY         AXA CORPORATE SOLUTIONS PROPERTY           100.00
                                                                                     & CASUALTY
INSURANCE & REINSURANCE   UNITED STATES   AXA CORPORATE SOLUTIONS PROPERTY         AXA CORPORATE SOLUTIONS REINSURANCE CY     100.00
                                            & CASUALTY
INSURANCE & REINSURANCE   UNITED STATES   THE EQUITABLE LIFE ASSURANCE SOCIETY     AXA FINANCIAL INC.                         100.00
INSURANCE & REINSURANCE   UNITED STATES   AXA CORPORATE SOLUTIONS LIFE             AXA CORPORATE SOLUTIONS REINSURANCE CY     100.00
                                            REINSURANCE COMPANY
INSURANCE & REINSURANCE   UNITED STATES   AXA CORPORATE SOLUTIONS REINSURANCE CY   AXA AMERICA CORPORATE SOLUTIONS, INC       100.00


                                  Page 3 de 3

------------------------------------------------------------------------------------------------------------------------------------
ACTIVITY                         COUNTRY            CONSOLIDATED COMPANY             SHAREHOLDERS                          OWNERSHIP
------------------------------------------------------------------------------------------------------------------------------------
HOLDINGS & MISC. BUSINESSES     AUSTRALIA           AXA ASIA PACIFIC HOLDINGS        AXA                                      42.65
                                                      LIMITED
HOLDINGS & MISC. BUSINESSES     AUSTRALIA           AXA ASIA PACIFIC HOLDINGS        AXA EQUITY & LAW ASSURANCE                9.01
                                                      LIMITED                          SOCIETY
HOLDINGS & MISC. BUSINESSES     AUSTRIA             AXA NORDSTERN HOLDING            AXA LEBENSVERSICHERUBG AG                10.05
HOLDINGS & MISC. BUSINESSES     AUSTRIA             AXA NORDSTERN HOLDING            AXA VERSICHERUNG AG                      89.95
HOLDINGS & MISC. BUSINESSES     BELGIUM             AXA HOLDINGS BELGIUM             AXA                                      84.28
HOLDINGS & MISC. BUSINESSES     BELGIUM             AXA HOLDINGS BELGIUM             AXA ASSURANCES IARD                       5.41
HOLDINGS & MISC. BUSINESSES     BELGIUM             AXA HOLDINGS BELGIUM             VINCI BV                                  4.07
HOLDINGS & MISC. BUSINESSES     BELGIUM             AXA HOLDINGS BELGIUM             AXA CORPORATE SOLUTION                    6.21
                                                                                       ASSURANCE
HOLDINGS & MISC. BUSINESSES     FRANCE              JOUR FINANCE                     AXA ASSURANCES IARD                      39.53
HOLDINGS & MISC. BUSINESSES     FRANCE              JOUR FINANCE                     AXA ASSURANCES VIE                       60.47
HOLDINGS & MISC. BUSINESSES     FRANCE              SOCIETE BEAUJON                  AXA                                      99.77
HOLDINGS & MISC. BUSINESSES     FRANCE              MOFIPAR                          AXA                                      99.90
HOLDINGS & MISC. BUSINESSES     FRANCE              SOCIETE BEAUJON                  AXA ASSURANCES IARD                       0.22
HOLDINGS & MISC. BUSINESSES     FRANCE              COLISEE EXCELLENCE               AXA PARTICIPATION II                    100.00
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA CHINA                        AXA                                      51.00
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA CHINA                        AXA CHINA REGION LIMITED                 49.00
HOLDINGS & MISC. BUSINESSES     FRANCE              FDR PARTICIPATIONS               FINAXA                                  100.00
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          AXA                                      99.78
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          ALLIANCE CAPITAL MANAGEMENT               0.01
                                                                                       LLP
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          AXA KONZERN AG                            0.04
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          THE EQUITABLE LIFE ASSURANCE              0.02
                                                                                       SOCIETY
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          NATIONAL MUTUAL FINANCIAL                 0.01
                                                                                       SERVICES
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          AXA UK PLC                                0.04
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          AXA FRANCE ASSURANCE                      0.06
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          AXA ROYALE BELGE NON VIE                  0.01
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          AXA ROYALE BELGE                          0.01
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          AXA LIFE JAPAN                            0.01
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          AXA RE                                    0.01
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA TECHNOLOGY SERVICES          AXA INVESTMENT MANAGERS SA                0.01
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA PARTICIPATION II             AXA                                     100.00
HOLDINGS & MISC. BUSINESSES     FRANCE              AXA FRANCE ASSURANCE             AXA                                     100.00
HOLDINGS & MISC. BUSINESSES     GERMANY             AXA KONZERN AG                   VINCI BV                                 39.73
HOLDINGS & MISC. BUSINESSES     GERMANY             AXA KONZERN AG                   AXA                                      25.49
HOLDINGS & MISC. BUSINESSES     GERMANY             AXA KONZERN AG                   KOLNISCHE VERWALTUNGS                    25.63
HOLDINGS & MISC. BUSINESSES     GERMANY             GRE CONTINENTAL EUROPE           AXA KONZERN AG                          100.00
                                                      HOLDING GMBH
HOLDINGS & MISC. BUSINESSES     GERMANY             KOLNISCHE VERWALTUNGS            VINCI BV                                 67.72
HOLDINGS & MISC. BUSINESSES     GERMANY             KOLNISCHE VERWALTUNGS            AXA                                       8.83
HOLDINGS & MISC. BUSINESSES     GERMANY             KOLNISCHE VERWALTUNGS            AXA KONZERN AG                           23.02
HOLDINGS & MISC. BUSINESSES     GREAT BRITAIN       GUARDIAN ROYAL EXCHANGE PLC      AXA UK PLC                              100.00
HOLDINGS & MISC. BUSINESSES     GREAT BRITAIN       AXA UK PLC                       AXA EQUITY & LAW PLC                     21.69
HOLDINGS & MISC. BUSINESSES     GREAT BRITAIN       AXA UK PLC                       AXA                                      78.31
HOLDINGS & MISC. BUSINESSES     GREAT BRITAIN       AXA EQUITY & LAW PLC             AXA                                      99.95
HOLDINGS & MISC. BUSINESSES     ITALY               AXA ITALIA S.P.A                 AXA                                      98.24
HOLDINGS & MISC. BUSINESSES     ITALY               AXA ITALIA S.P.A                 AXA ASSURANCES VIE                        1.76
HOLDINGS & MISC. BUSINESSES     JAPAN               AXA INSURANCE HOLDING JAPAN      AXA                                      96.42
HOLDINGS & MISC. BUSINESSES     LUXEMBOURG          AXA LUXEMBOURG SA                AXA HOLDINGS BELGIUM                    100.00
HOLDINGS & MISC. BUSINESSES     MOROCCO             AXA ONA                          AXA                                      51.00
HOLDINGS & MISC. BUSINESSES     SINGAPORE           AXA HOLDINGS PTE LTD             AXA                                     100.00
HOLDINGS & MISC. BUSINESSES     SPAIN               AXA AURORA                       AXA                                     100.00


                                  Page 1 de 2

------------------------------------------------------------------------------------------------------------------------------------
ACTIVITY                         COUNTRY            CONSOLIDATED COMPANY             SHAREHOLDERS                          OWNERSHIP
------------------------------------------------------------------------------------------------------------------------------------
HOLDINGS & MISC. BUSINESSES     THE NETHERLANDS     AXA NEDERLAND BV                 ROYALE BELGE INVESTISSEMENT              14.10
HOLDINGS & MISC. BUSINESSES     THE NETHERLANDS     AXA NEDERLAND BV                 AXA BELGIUM                              40.20
HOLDINGS & MISC. BUSINESSES     THE NETHERLANDS     AXA NEDERLAND BV                 AXA HOLDINGS BELGIUM                     45.70
HOLDINGS & MISC. BUSINESSES     THE NETHERLANDS     VINCI BV                         AXA                                     100.00
HOLDINGS & MISC. BUSINESSES     THE NETHERLANDS     AXA VERZEKERINGEN                GELDERLAND                              100.00
HOLDINGS & MISC. BUSINESSES     TURKEY              AXA OYAK HOLDING AS              AXA                                      50.00
HOLDINGS & MISC. BUSINESSES     UNITED STATES       AXA FINANCIAL INC.               SOCIETE BEAUJON                           0.44
HOLDINGS & MISC. BUSINESSES     UNITED STATES       AXA FINANCIAL INC.               AXA CORPORATE SOLUTIONS                   0.03
                                                                                       REINSURANCE CY
HOLDINGS & MISC. BUSINESSES     UNITED STATES       AXA FINANCIAL INC.               AXA BELGIUM                               0.47
HOLDINGS & MISC. BUSINESSES     UNITED STATES       AXA FINANCIAL INC.               AXA RE                                    2.95
HOLDINGS & MISC. BUSINESSES     UNITED STATES       AXA FINANCIAL INC.               AXA                                      96.10


                                  Page 2 de 2

                                   SIGNATURES



         As required by the Securities Act of 1933, the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has caused this ammendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 4th day of August, 2003.




                             THE EQUITABLE LIFE ASSURANCE
                             SOCIETY OF THE UNITED STATES
                                      (Registrant)

                             By:  The Equitable Life Assurance
                                       Society of the United States


                             By:  /s/ Robin Wagner
                                 ---------------------------------
                                      Robin Wagner
                                      Vice President and Counsel

                                   SIGNATURES


         As required by the Securities Act of 1933, the Depositor has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 4th day of August, 2003.




                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                           OF THE UNITED STATES
                                                      (Depositor)


                                           By: /s/ Robin Wagner
                                              ---------------------------------
                                              Robin Wagner
                                              Vice President and Counsel
                                              The Equitable Life Assurance
                                              Society of the United States



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Denis Duverne                 W. Edwin Jarmain
Francoise Colloc'h          Jean-Rene Fourtou             Christina Johnson
Christopher M. Condron      John C. Graves                Scott D. Miller
Henri de Castries           Donald J. Greene              Joseph H. Moglia
Claus-Michael Dill          Mary R. (Nina) Henderson      Peter J. Tobin
Joseph L. Dionne            James F. Higgins              Stanley B. Tulin






*By: /s/ Robin Wagner
     ------------------------
         Robin Wagner
         Attorney-in-Fact

August 4, 2003
                                      C-27